Fair Value Of Financial Instruments (Primary Sources Considered When Determining Fair Value Of Trading Securities) (Detail) (Trading securities, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	$ 524	$ 348
Broker quotes	264	230
Internal models		99
Fair value	788	677
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	524	348
Fair value	524	348
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Broker quotes	264	230
Internal models		99
Fair value	$ 264	$ 329